Convertible Notes - Schedule of Convertible Notes (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Convertible Notes [Line Items]
Convertible notes		$ 6,574,380
YA Notes [Member]
Schedule of Convertible Notes [Line Items]
Convertible notes		$ 6,574,380